Oppenheimer Rochester® AMT-Free Municipal Fund	Oppenheimer Rochester® Maryland Municipal Fund
Oppenheimer Rochester® AMT-Free New York Municipal Fund	Oppenheimer Rochester® Massachusetts Municipal Fund
Oppenheimer Rochester® Arizona Municipal Fund	Oppenheimer Rochester® Michigan Municipal Fund
Oppenheimer Rochester® California Municipal Fund	Oppenheimer Rochester® Minnesota Municipal Fund
Oppenheimer Rochester® Fund Municipals	Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Rochester® High Yield Municipal Fund	Oppenheimer Rochester® North Carolina Municipal Fund
Oppenheimer Rochester® Intermediate Term Municipal Fund	Oppenheimer Rochester® Ohio Municipal Fund
Oppenheimer Rochester® Limited Term Municipal Fund	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer Rochester® Limited Term California Municipal Fund	Oppenheimer Rochester® Short Term Municipal Fund
Oppenheimer Rochester® Limited Term New York Municipal Fund	Oppenheimer Rochester® Virginia Municipal Fund

Supplement dated June 30, 2016 to the

Summary Prospectus, Statutory Prospectus, and Statement of Additional Information

This supplement amends the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information of each of the above-referenced funds (each, a “Fund”), and is in addition to any other supplements.

Effective July 1, 2016:

1.	All references to Daniel G. Loughran in each of the Summary Prospectus, Statutory Prospectus, and Statement of Additional Information are deleted.

2.	Scott S. Cottier and Troy E. Willis are co-team leaders of the Fund’s portfolio management team.

June 30, 2016	PS0000.152